Net Income (Loss) per Common Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Earnings per share
Description	Three Months ended March 31, 2021	Three Months ended March 31, 2020

Options	1,672,938	315,938
Warrants	567,336	1,067,486
Convertible debentures	—	1,106,250
	2,240,274	2,489,674